Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Inputs, Level 2 - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	$ 814	$ 1,568
Liabilities measured at fair value on a recurring basis	3,412	2,219
Interest rate swaps and caps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	814	1,568
Liabilities measured at fair value on a recurring basis	$ 3,412	$ 2,219